Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

	2020				2019
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Consolidated	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	8,059	32,387	221	40,667	10,440	21,121	220	31,781
Derivative financial instruments	10	23,353	4	23,367	7	29,828	24	29,859
Investment securities	18,032	72,370	153	90,555	11,163	61,284	134	72,581
Loans	—	540	21	561	—	239	21	260
Life insurance assets	617	2,976	—	3,593	1,097	8,270	—	9,367
Total financial assets measured
at fair value on a recurring basis	26,718	131,626	399	158,743	22,707	120,742	399	143,848
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[1]	—	35,764	—	35,764	—	38,413	—	38,413
Other financial liabilities[2]	420	4,229	—	4,649	262	5,108	—	5,370
Derivative financial instruments	10	23,031	13	23,054	8	29,059	29	29,096
Debt issues[3]	—	5,333	—	5,333	—	5,819	—	5,819
Life insurance liabilities	—	1,396	—	1,396	—	7,377	—	7,377
Total financial liabilities measured
at fair value on a recurring basis	430	69,753	13	70,196	270	85,776	29	86,075

	2020				2019
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Parent Entity	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	7,074	30,763	193	38,030	10,213	19,159	193	29,565
Derivative financial instruments	10	22,781	3	22,794	7	29,253	23	29,283
Investment securities	15,714	70,040	69	85,823	10,191	58,114	66	68,371
Loans	—	540	21	561	—	239	21	260
Due from subsidiaries	—	663	—	663	—	897	—	897
Total financial assets measured
at fair value on a recurring basis	22,798	124,787	286	147,871	20,411	107,662	303	128,376
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[1]	—	32,991	—	32,991	—	37,355	—	37,355
Other financial liabilities[2]	420	4,229	—	4,649	262	5,108	—	5,370
Derivative financial instruments	10	22,756	13	22,779	8	28,831	28	28,867
Debt issues[3]	—	2,986	—	2,986	—	3,624	—	3,624
Due to subsidiaries	—	239	—	239	—	1,591	—	1,591
Total financial liabilities measured
at fair value on a recurring basis	430	63,201	13	63,644	270	76,509	28	76,807
1.	The contractual outstanding amount payable at maturity for the Group is $35,764 million (2019: $38,468 million) and $32,990 million for the Parent Entity (2019: $37,410 million).
2.	The contractual outstanding amount payable at maturity for the Group and the Parent Entity is $4,649 million (2019: $5,369 million).
3.

The contractual outstanding amount payable at maturity for the Group is $5,062 million (2019: $5,632 million) and $2,714 million for the Parent Entity (2019: $3,436 million). The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk is $5 million decrease (2019: $34 million decrease) for the Group and Parent Entity.

Summary of the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3)

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Trading
	securities and
	financial assets			Total		Total
Consolidated 2020	measured	Investment		Level 3		Level 3
$m	as FVIS	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	220	134	45	399	29	29
Gains/(losses) on assets/(gains)/
losses on liabilities recognised in:
Income statements	(2)	—	(2)	(4)	(4)	(4)
OCI	—	(15)	—	(15)	—	—
Acquisitions and issues	26	40	12	78	7	7
Disposals and settlements	(23)	(6)	(30)	(59)	(19)	(19)
Transfer into or out of non-market observables	—	—	—	—	—	—
Foreign currency translation impacts	—	—	—	—	—	—
Balance as at end of year	221	153	25	399	13	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of
year	(4)	—	3	(1)	(3)	(3)

	Trading
	securities and
	financial assets	Available-			Total		Total
Consolidated 2019	measured	for-sale	Investment		Level 3		Level 3
$m	as FVIS	securities	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	330	619	—	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	—	—
Restated opening balance	334	—	109	29	472	6	6
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	36	—	—	12	48	7	7
OCI	—	—	11	—	11	—	—
Acquisitions and issues	63	—	36	16	115	4	4
Disposals and settlements	(216)	—	(22)	(12)	(250)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	220	—	134	45	399	29	29
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	26	—	—	16	42	(11)	(11)

	Trading
	securities and
	financial assets			Total		Total
Parent Entity 2020	measured	Investment		Level 3		Level 3
$m	as FVIS	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	193	66	44	303	28	28
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(2)	—	(2)	(4)	(4)	(4)
OCI	—	—	—	—	—	—
Acquisitions and issues	26	3	12	41	7	7
Disposals and settlements	(24)	—	(30)	(54)	(18)	(18)
Transfer into or out of non-market observables	—	—	—	—	—	—
Foreign currency translation impacts	—	—	—	—	—	—
Balance as at end of year	193	69	24	286	13	13
Unrealised gains/(losses) recognised in the income
statements for financial instruments held as at end of
year	(4)	—	3	(1)	(3)	(3)

	Trading
	securities and
	financial assets	Available-			Total		Total
Parent Entity 2019	measured	for-sale	Investment		Level 3		Level 3
$m	as FVIS	securities	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	206	70	—	13	289	6	6
Impact on adoption of AASB 9	—	(70)	67	14	11	—	—
Restated opening balance	206	—	67	27	300	6	6
Gains/(losses) on assets /(gains)/
losses on liabilities recognised in:
Income statements	6	—	—	13	19	6	6
OCI	—	—	—	—	—	—	—
Acquisitions and issues	17	—	2	16	35	4	4
Disposals and settlements	(39)	—	(3)	(12)	(54)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	193	—	66	44	303	28	28
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	3	—	—	16	19	(10)	(10)
1.	Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value:

		2020 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	30,129	30,129	—	—	30,129
Collateral paid	4,778	4,778	—	—	4,778
Investment securities	984	—	424	560	984
Loans	692,498	—	—	694,264	694,264
Other financial assets	5,474	—	5,474	—	5,474
Total financial assets not measured at fair value	733,863	34,907	5,898	694,824	735,629
Financial liabilities not measured at fair value
Collateral received	2,250	2,250	—	—	2,250
Deposits and other borrowings	555,367	—	552,192	3,429	555,621
Other financial liabilities	36,276	—	36,276	—	36,276
Debt issues[1]	144,992	—	144,660	1,742	146,402
Loan capital	23,949	—	23,934	—	23,934
Total financial liabilities not measured at fair value	762,834	2,250	757,062	5,171	764,483

		2019 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	20,059	20,059	—	—	20,059
Collateral paid	5,930	5,930	—	—	5,930
Investment securities	820	—	366	454	820
Loans	714,510	—	—	716,130	716,130
Other financial assets	5,367	—	5,367	—	5,367
Total financial assets not measured at fair value	746,686	25,989	5,733	716,584	748,306
Financial liabilities not measured at fair value
Collateral received	3,287	3,287	—	—	3,287
Deposits and other borrowings	524,834	—	522,726	2,790	525,516
Other financial liabilities	23,845	—	23,845	—	23,845
Debt issues[1]	175,638	—	176,838	—	176,838
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	749,430	3,287	745,485	2,790	751,562
1.	The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.

		2020 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	25,436	25,436	—	—	25,436
Collateral paid	4,641	4,641	—	—	4,641
Investment securities	3	—	3	—	3
Loans	607,263	—	—	608,602	608,602
Due from subsidiaries[1]	169,139	—	126,623	43,669	170,292
Other financial assets	4,745	—	4,745	—	4,745
Total financial assets not measured at fair value	811,227	30,077	131,371	652,271	813,719
Financial liabilities not measured at fair value
Collateral received	1,862	1,862	—	—	1,862
Deposits and other borrowings	488,622	—	487,452	1,292	488,744
Other financial liabilities	35,507	—	35,507	—	35,507
Debt issues[2]	124,680	—	125,896	—	125,896
Due to subsidiaries	186,024	—	6,805	179,219	186,024
Loan capital	23,949	—	23,934	—	23,934
Total financial liabilities not measured at fair value	860,644	1,862	679,594	180,511	861,967

		2019 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	17,692	17,692	—	—	17,692
Collateral paid	5,773	5,773	—	—	5,773
Investment securities	27	—	4	23	27
Loans	631,676	—	—	633,003	633,003
Due from subsidiaries[1]	133,899	—	89,680	45,175	134,855
Other financial assets	4,615	—	4,615	—	4,615
Total financial assets not measured at fair value	793,682	23,465	94,299	678,201	795,965
Financial liabilities not measured at fair value
Collateral received	2,849	2,849	—	—	2,849
Deposits and other borrowings	464,075	—	463,440	1,251	464,691
Other financial liabilities	23,146	—	23,146	—	23,146
Debt issues[2]	153,050	—	154,111	—	154,111
Due to subsidiaries	147,016	—	6,553	140,463	147,016
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	811,962	2,849	669,326	141,714	813,889

1.	Due from subsidiaries excludes $11,177 million (2019: $8,165 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.